Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2015
Basis of Presentation and General Information [Abstract]
List of Subsidiaries

Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	DWT	Date acquired by the Partnership	Date acquired by CMTC
Capital Product Operating GP LLC	01/16/2007	—	—	—	—

Crude Carriers Corp.	10/29/2009	—	—	09/30/2011	—

Crude Carriers Operating Corp.	01/21/2010	—	—	09/30/2011	—

Shipping Rider Co.	09/16/2003	M/T Atlantas (M/T British Ensign)	36,760	04/04/2007	04/26/2006

Canvey Shipmanagement Co.	03/18/2004	M/T Assos	47,872	08/16/2010 04/04/2007	05/17/2006

Centurion Navigation Limited	08/27/2003	M/T Aktoras (M/T British Envoy)	36,759	04/04/2007	07/12/2006

Polarwind Maritime S.A.	10/10/2003	M/T Agisilaos	36,760	04/04/2007	08/16/2006

Carnation Shipping Company	11/10/2003	M/T Arionas	36,725	04/04/2007	11/02/2006

Apollonas Shipping Company	02/10/2004	M/T Avax	47,834	04/04/2007	01/12/2007

Tempest Maritime Inc.	09/12/2003	M/T Aiolos (M/T British Emissary)	36,725	04/04/2007	03/02/2007

Iraklitos Shipping Company	02/10/2004	M/T Axios	47,872	04/04/2007	02/28/2007

Epicurus Shipping Company	02/11/2004	M/T Atrotos	47,786	03/01/2010 05/08/2007	05/08/2007

Laredo Maritime Inc.	02/03/2004	M/T Akeraios	47,781	07/13/2007	07/13/2007

Lorenzo Shipmanagement Inc.	05/26/2004	M/T Apostolos	47,782	09/20/2007	09/20/2007

Splendor Shipholding S.A.	07/08/2004	M/T Anemos I	47,782	09/28/2007	09/28/2007

Ross Shipmanagement Co.	12/29/2003	M/T Attikos (1)	12,000	09/24/2007	01/20/2005

Sorrel Shipmanagement Inc.	02/07/2006	M/T Alexandros II (M/T Overseas Serifos)	51,258	01/29/2008	01/29/2008

Baymont Enterprises Incorporated	05/29/2007	M/T Amore Mio II	159,982	03/27/2008	07/31/2007

Forbes Maritime Co.	02/03/2004	M/T Aristofanis (2)	12,000	04/30/2008	06/02/2005

Wind Dancer Shipping Inc.	02/07/2006	M/T Aristotelis II (M/T Overseas Sifnos)	51,226	06/17/2008	06/17/2008

Belerion Maritime Co.	01/24/2006	M/T Aris II (M/T Overseas Kimolos)	51,218	08/20/2008	08/20/2008

Mango Finance Corp.	07/14/2006	M/T Agamemnon II (3)	51,238	04/07/2009	11/24/2008

Navarro International S.A.	07/14/2006	M/T Ayrton II	51,260	04/13/2009	04/10/2009

Adrian Shipholding Inc.	06/22/2004	M/T Alkiviadis	36,721	06/30/2010	03/29/2006

Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon	179,221	06/09/2011	01/25/2011

Cooper Consultants Co. renamed to Miltiadis M II Carriers Corp.	04/06/2006	M/T Miltiadis M II	162,397	09/30/2011	04/26/2006

Amoureux Carriers Corp.	04/14/2010	M/T Amoureux	149,993	09/30/2011	—

Aias Carriers Corp.	04/14/2010	M/T Aias	150,393	09/30/2011	—

Agamemnon Container Carrier Corp.	04/19/2012	M/V Agamemnon	108,892	12/22/2012	06/28/2012

Archimidis Container Carrier Corp.	04/19/2012	M/V Archimidis	108,892	12/22/2012	06/22/2012

Aenaos Product Carrier S.A.	10/16/2013	M/T Aristotelis	51,604	11/28/2013	—

Anax Container Carrier S.A	04/08/2011	M/V Hyundai Prestige	63,010	09/11/2013	02/19/2013

Hercules Container Carrier S.A.	04/08/2011	M/V Hyundai Premium	63,010	03/20/2013	03/11/2013

Iason Container Carrier S.A	04/08/2011	M/V Hyundai Paramount	63,010	03/27/2013	03/27/2013

Thiseas Container Carrier S.A.	04/08/2011	M/V Hyundai Privilege	63,010	09/11/2013	05/31/2013

Cronus Container Carrier S.A.	07/19/2011	M/V Hyundai Platinum	63,010	09/11/2013	06/14/2013

Miltiadis M II Corp.	08/28/2012	-	-	-	-
Dias Container Carrier S.A	05/16/2013	M/V Akadimos (CMA CGM Amazon) (4)	115,145	06/10/2015	06/10/2015
Poseidon Container Carrier S.A	05/16/2013	M/V Adonis (CMA CGM Uruguay) (4)	115,639	09/18/2015	09/18/2015
Isiodos Product Carrier S.A	05/31/2013	M/T Active (4)	50,136	03/31/2015	03/31/2015
Titanas Product Carrier S.A	05/31/2013	M/T Amadeus (4)	50,108	06/30/2015	06/30/2015